CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Earnings (loss) before income taxes	$ 310.3	$ (176.7)
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization	471.7	438.3
Share-based payments (Note 31)	15.0	5.3
Other costs (income), net (Note 11)	(19.6)	2.5
Finance costs (Note 12)	144.2	137.4
Mark-to-market on financial assets and metal concentrates	(4.7)	17.6
Share of loss (earnings) of associate (Note 24)	16.3	(5.5)
Impairment of mining properties, net (Note 13)	0.0	302.0
Amortization of deferred revenue on metal purchase agreements (Note 27)	(79.4)	(99.5)
Gain on sale of subsidiaries (Note 10)	(273.1)	(74.2)
Other non-cash expenses (Note 16)	46.2	50.4
Advanced payments received on metal purchase agreements	0.0	127.8
Environmental rehabilitation obligations paid (Note 29)	(4.3)	(5.3)
Other payments	(8.3)	(6.7)
Cash flows from operating activities before income taxes paid and net change in working capital	653.5	708.4
Income taxes paid	(63.0)	(142.1)
Cash flows from operating activities before net change in working capital	590.5	566.3
Net change in working capital (Note 16)	(68.7)	(162.1)
Cash flows from operating activities	521.8	404.2
Investing activities
Acquisition of property, plant and equipment	(331.7)	(446.9)
Net proceeds on disposal of subsidiaries and other assets	825.0	189.9
Cash used in other investing activities	(61.3)	(72.6)
Cash flows from (used in) investing activities	432.0	(329.6)
Financing activities
Dividends paid (Note 30)	(23.7)	(19.0)
Interest paid	(84.4)	(76.3)
Financing costs paid on early note redemption (Note 12)	(35.0)	(14.7)
Repayment of revolving credit facility and notes payable (Note 28)	(952.5)	(486.5)
Proceeds from drawdown of revolving credit facility (Note 28)	240.0	460.0
Payment of lease liabilities	(16.8)	0.0
Proceeds (used in) from other financing activities	(20.1)	2.2
Cash flows used in financing activities	(892.5)	(134.3)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	(1.0)	3.0
Increase (decrease) in cash and cash equivalents	60.3	(56.7)
Cash and cash equivalents, beginning of year	98.5	148.9
Cash and cash equivalents classified as held for sale, beginning of year		0.0
Cash and cash equivalents at end of period	$ 158.8	$ 98.5